Other income	12 Months Ended
Feb. 28, 2025
Other Income and Expenses [Abstract]
Other income

14 Other income

	Year Ended February 28, 2023	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 28, 2025
		S$	S$	US$

Other income	102	267	877	650

Total	102	267	877	650

Other income of S$877 (approximately $650) for the year ended February 28, 2025, primarily from unrealized currency gain.

FAST TRACK GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS